Note 6 - Real Estate Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Real Estate Disclosure [Text Block]
6.	Real estate held for sale

From time to time, the Company’s Investment Management segment purchases real estate for placement into a fund. This typically occurs in the early stages of fundraising where temporary liquidity is needed to fund investment opportunities that arise prior to the availability of fund capital. The purchased assets are recorded as real estate held for sale prior to the ultimate sale to the identified fund. The transactions are not intended as an alternative source of operating earnings and the arrangements to sell the assets to a fund are generally structured not to generate any gain or loss. The purchases are accounted for by the acquisition method of accounting depending on the structure of transaction.

The Company acquired controlling interests in five portfolios of land and buildings (the “RE Assets”) all of which were located in the United States. During the year ended December 31, 2022, the Company sold four of the five RE Assets to a newly established closed-end funds which are managed by the Company, without gain or loss. As is customary for closed-end funds, the Company typically holds an equity interest of between 1% and 2% in these funds. The Company expects to dispose of the remaining RE Asset without gain or loss during the first quarter of 2023.

During the year ended December 31, 2022, the effect on net earnings related to real estate held for sale was nil (2021 - nil).

The following table summarizes the real estate held for sale.

	As at December 31,
	2022	2021

Real estate held for sale
Real estate held for sale - current	$45,353	$44,089
Liabilities related to real estate held for sale - current	$1,353	$23,095

Net real estate held for sale	$44,000	$20,994